Item 1. Report to Shareholders

T. Rowe Price California Tax-Free Money Fund
--------------------------------------------------------------------------------
August 31, 2003


Certified
Semiannual
Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

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T. Rowe Price California Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

              6 Months      Year
                 Ended     Ended
               8/31/03    2/28/03    2/28/02    2/28/01    2/29/00    2/28/99
NET ASSET
VALUE

Beginning of
period         $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Investment activities
  Net investment
  income (loss)   0.003*     0.009*     0.018*     0.030*     0.025*     0.026*

Distributions
  Net investment
  income         (0.003)    (0.009)    (0.018)    (0.030)    (0.025)    (0.026)

NET ASSET VALUE
End of period  $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
               ----------------------------------------------------------------

Ratios/Supplemental Data

Total return^     0.27%*     0.88%*     1.79%*     3.08%*     2.51%*     2.65%*

Ratio of total
expenses to
average net
assets            0.55%*+    0.55%*     0.55%*     0.55%*     0.55%*     0.55%*

Ratio of net
investment income
(loss) to average
net assets        0.54%*+    0.87%*     1.76%*     3.04%*     2.48%*     2.62%*

Net assets,
end of period
(in thousands) $ 97,213   $ 98,083   $ 98,839   $101,038   $108,219   $102,346

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.55% contractual expense limitation in effect through 6/30/05.

+  Annualized

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price California Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          August 31, 2003


STATEMENT OF NET ASSETS                                Par                Value
--------------------------------------------------------------------------------
                                                             In thousands

CALIFORNIA  98.6%
ABAG Fin. Auth. for Nonprofit Corp.
  Point Loma Nazarene Univ.
    VRDN (Currently 0.90%)                 $         1,500      $         1,500

Affordable Housing Agency, Westridge Hilltop
    VRDN (Currently 0.80%)
    (FHA Guaranteed)                                 3,000                3,000

California, GO, VRDN (Currently 0.80%)               2,000                2,000

California Dept. of Water Resources
    5.00%, 12/1/03                                     100                  101
    9.25%, 12/1/03                                     350                  357

  Power Supply
    VRDN (Currently 0.82%)
    (AMBAC Insured)                                  1,900                1,900
    VRDN (Currently 0.85%)                           2,400                2,400

California EFA
  Stanford Univ.
    VRDN (Currently 0.80%)                           1,800                1,800
  TECP, 0.85%, 1/16/04                               3,000                3,000
  Univ. of San Francisco, VRDN
  (Currently 0.85%)                                  1,000                1,000

California HFA, Santa Barbara Hosp.
    VRDN (Currently 0.75%)                           2,435                2,435

California Housing Fin. Agency
  Home Mortgage Program, 1.15%,
  8/1/04 (misc. symbol1)                             4,500                4,500

California Infrastructure & Economic Dev. Bank
  J. Paul Getty Trust
    1.00%, 5/13/04                                   3,000                3,000
  TECP, 0.80%, 11/14/03                              1,500                1,500
  Salvation Army West, TECP, 1.08%, 1/28/04          5,000                5,000

California Public Works Board
  Lease Community College
    7.00%, 3/1/14 (Prerefunded 3/1/04+)                100                  105

California Statewide Communities Dev. Auth.
  Good Samaritan Health
    6.25%, 5/1/14 (Prerefunded 5/1/04+)                 40                   42

East Bay Municipal Utility Dist.,
TECP, 0.80%, 9/4/03                                  2,900                2,900

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Fremont, VRDN (Currently 0.80%)
(AMBAC Insured)                            $         3,800      $         3,800

Grand Terrace Community Redev. Agency, Vernon Villas
    VRDN (Currently 0.77%)
    (FHA Guaranteed)                                 4,000                4,000

Irvine Ranch Water Dist., GO
    VRDN (Currently 0.75%)                           2,150                2,150

Long Beach Harbor
    VRDN (Currently 0.86%)
    (MBIA Insured) (misc. symbol1)                   1,995                1,995
    VRDN (Currently 0.88%) (misc. symbol1)           2,000                2,000
    4.70%, 5/15/04 (misc. symbol1)                     110                  113
  TECP, 0.91%, 12/9/03 (misc. symbol1)               3,000                3,000

Los Angeles, GO
    VRDN (Currently 0.86%) (FGIC Insured)            2,060                2,060
    2.00%, 9/1/03 (MBIA Insured)                       565                  565
    4.00%, 9/1/03                                      395                  395

Los Angeles Community Redev. Agency
  Lard Security Building
    VRDN (Currently 0.90%)
    (FHA Guaranteed) (misc. symbol1)                 2,500                2,500

Los Angeles Dept. of Water & Power
    VRDN (Currently 0.85%)                           1,000                1,000
    5.50%, 6/15/25 (Prerefunded 6/15/04+)
    (FSA Insured)                                      750                  784

Los Angeles Harbor, 5.25%,
11/1/03 (misc. symbol1)                              2,765                2,782

Los Angeles Unified School Dist., GO
    VRDN (Currently 0.82%) (FGIC Insured)            2,655                2,655
    VRDN (Currently 0.86%) (FSA Insured)             2,000                2,000

Metropolitan Water Dist. of Southern California
    VRDN (Currently 0.83%)                           1,500                1,500
    VRDN (Currently 0.86%) (MBIA Insured)            2,000                2,000

Newport Beach
  Hoag Memorial Hosp.
    VRDN (Currently 0.82%)                           2,200                2,200
    VRDN (Currently 0.84%)                           4,100                4,100

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Orange County Sanitation Dist.
    VRDN (Currently 0.75%)
    (AMBAC Insured)                        $         1,300      $         1,300

Port of Oakland
  TECP, 0.80, 9/16/03                                1,000                1,000
  TECP, 0.85, 10/16/03 (misc. symbol1)               1,500                1,500
    VRDN (Currently 0.86%)
    (FGIC Insured) (misc. symbol1)                   2,000                2,000

Rancho Mirage Joint Powers Fin. Auth.
  Eisenhower Medical Center
    VRDN (Currently 0.76%)                             400                  400

San Diego County Water Auth.
  COP, 5.50%, 5/1/04 (FGIC Insured)                  1,500                1,545

San Francisco Bay Area Rapid Transit
    VRDN (Currently 0.86%) (FGIC Insured)            1,000                1,000

San Francisco City & County
Airports Commission
    5.50%, 5/1/04 (FGIC Insured)
    (misc. symbol1)                                  1,935                1,992

Southern California Public Power Auth.
  Southern Transmission,
  VRDN (Currently 0.85%)                             2,000                2,000

Univ. of California Regents
  TECP, 0.80%, 9/5/03                                1,500                1,500
    VRDN (Currently 0.86%) (MBIA Insured)            2,500                2,500
    6.10%, 9/1/10 (Prerefunded 9/1/03+)                500                  510
    12.00%, 9/1/03 (AMBAC Insured)                     450                  450

Total California (Cost  $95,836)                                         95,836

PUERTO RICO  1.1%
Puerto Rico Electric Power Auth.
    6.375%, 7/1/24 (Prerefunded 7/1/04+)               250                  266

Puerto Rico Highway & Transportation Auth.
    VRDN (Currently 0.86%) (FSA Insured)               800                  800

 Total Puerto Rico (Cost  $1,066)                                         1,066

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Total Investments in Securities
99.7% of Net Assets (Cost  $96,902)                             $        96,902

Other Assets Less Liabilities                                               311

NET ASSETS                                                      $        97,213
                                                                ---------------

Net Assets Consist of:

Undistributed net investment income (loss)                          $         4

Undistributed net realized gain (loss)                                       13

Paid-in-capital applicable to
97,207,091 no par value shares
of beneficial interest outstanding;
unlimited number of shares authorized                                    97,196

NET ASSETS                                                      $        97,213
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $          1.00
                                                                ---------------

(misc. symbol1)     Interest subject to alternative minimum tax
              +     Used in determining portfolio maturity
          AMBAC     AMBAC Assurance Corp.
            COP     Certificates of Participation
            EFA     Educational Facility Authority
           FGIC     Financial Guaranty Insurance Company
            FHA     Federal Housing Authority
            FSA     Financial Security Assurance Inc.
             GO     General Obligation
            HFA     Health Facility Authority
           MBIA     MBIA Insurance Corp.
           TECP     Tax-Exempt Commercial Paper
           VRDN     Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.

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T. Rowe Price California Tax-Free Money Fund
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Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
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In thousands

                                                                     6 Months
                                                                        Ended
                                                                      8/31/03
  Investment Income (Loss)

  Interest income                                                  $      533

  Expenses

    Investment management                                                 172

    Custody and accounting                                                 46

    Shareholder servicing                                                  35

    Legal and audit                                                         7

    Trustees                                                                3

    Prospectus and shareholder reports                                      2

    Registration                                                            2

    Miscellaneous                                                           2

    Total expenses                                                        269

  Net investment income (loss)                                            264

  Realized and Unrealized Gain (Loss)

  Net realized gain (loss) on securities                                   13

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                           $      277
                                                                   ----------

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price California Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                        6 Months          Year
                                                           Ended         Ended
                                                         8/31/03       2/28/03
Increase (Decrease) in Net Assets

Operations

  Net investment income                                $     264     $     843

  Net realized gain (loss)                                    13             2

  Increase (decrease) in net assets from operations          277           845

Distributions to shareholders

  Net investment income                                     (264)         (843)

Capital share transactions *

  Shares sold                                             27,878        52,116

  Distributions reinvested                                   251           803

  Shares redeemed                                        (29,012)      (53,677)

  Increase (decrease) in net assets from capital
  share transactions                                        (883)         (758)

Net Assets
Increase (decrease) during period                           (870)         (756)

Beginning of period                                       98,083        98,839

End of period                                          $  97,213     $  98,083
                                                       -------------------------

*  Capital share transactions at net asset value of $1.00 per share

The accompanying notes are an integral part of these financial statements.


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T. Rowe Price California Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2003


NOTES TO FINANCIAL STATEMENTS
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NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price California Tax-Free Income Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Money Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the trust and commenced operations on September 15, 1986. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and California state income taxes.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Trustees.

     Premiums and Discounts
     Premiums and discounts on municipal securities are amortized for financial reporting purposes.

     Expenses Paid Indirectly
     Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2003.

     At August 31, 2003, the cost of investments for federal income tax purposes was $96,902,000.

NOTE 3- RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At August 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $29,000.

     Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through June 30, 2005, which would cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed 0.55%. Subject to shareholder approval, the fund may then reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's expense ratio to exceed 0.55%. Pursuant to this agreement, $34,000 of management fees were not accrued by the fund for the six months ended August 31, 2003. At August 31, 2003, unaccrued management fees aggregate $189,000.

     In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $56,000 for the six months ended August 31, 2003, of which $10,000 was payable at period-end.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price California Tax-Free Income Trust

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 24, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 24, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 24, 2003